Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue
Oil and gas revenue	$ 3,700,727	$ 2,584,266
Cost and expenses
Production	2,617,118	2,378,626
Depletion	233,798	239,002
Depreciation	31,768	37,633
Accretion of asset retirement obligation	416,354	377,197
Investor relations	914,770	458,302
Stock-based compensation	336,366	410,555
General and administrative	2,248,164	1,894,081
Total expenses	6,798,338	5,795,396
Loss before other income (expense)	(3,097,611)	(3,211,130)
Other income (expense)
Provision for loan receivable		(54,008)
Interest income	46,217	13,026
Interest expense	(126,027)	(85,100)
Finance cost	(176,386)
Accretion of convertible debt discount		(34,586)
Foreign exchange gain	25,668	58,196
Gain on disposal of equipment	40,074
Other income	2,600	2,513
Change in fair value of derivative liability	1,473,638	(199,789)
Loss on debt settlement	(238,724)	(22,406)
Total other income (expense)	1,047,060	(322,154)
Net loss	(2,050,551)	(3,533,284)
Other comprehensive loss
Foreign currency translation adjustments	(357,240)	(179,068)
Comprehensive loss	$ (2,407,791)	$ (3,712,352)
Loss per share, basic and diluted	$ (0.01)	$ (0.04)
Weighted average number of shares outstanding basic and diluted	158,166,108	96,770,433